Derivatives and hedging activities - Accumulated OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivatives and hedging activities
Accumulated other comprehensive loss	$ (2,636)	$ (3,886)
Foreign currency exchange contracts
Derivatives and hedging activities
(Gain)/loss recognized in OCI	2,862	(1,889)
Reclassified to earnings	(2,301)	471
Accumulated other comprehensive loss	555	(6)	$ 1,412
Revenue | Foreign currency exchange contracts
Derivatives and hedging activities
(Gain)/loss recognized in OCI	3,662	(3,244)
Reclassified to earnings	(2,638)	1,436
Accumulated other comprehensive loss	732	(292)	1,516
Cost of sales | Foreign currency exchange contracts
Derivatives and hedging activities
(Gain)/loss recognized in OCI	(733)	1,154
Reclassified to earnings	337	(965)
Accumulated other comprehensive loss	(311)	85	(104)
Income tax effect | Foreign currency exchange contracts
Derivatives and hedging activities
(Gain)/loss recognized in OCI	(67)	201
Reclassified to earnings	0	0
Accumulated other comprehensive loss	$ 134	$ 201	$ 0